Revenue - Schedule of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,797	$ 2,359	$ 1,433
Deliveries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,493	1,310	724
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,047	871	643
Financial services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	253	177	64
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4	$ 1	$ 2